Debt Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Bank and Other Borrowings

Bank and other borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	(US$)
Short-term bank borrowings	176,961	173,726	28,697
Long-term bank borrowings, current portion	167,879	197,000	32,542

	344,840	370,726	61,239
Long-term bank borrowings, non-current portion	63,000	65,740	10,860
Other long-term borrowings	—	900,000	148,669

	63,000	965,740	159,529

Total bank and other borrowings	407,840	1,336,466	220,768

Secured or Guaranteed Short Term Bank Borrowings

Bank borrowings as of December 31, 2012 and 2013 were secured/guaranteed by the following:

December 31, 2012

Short-term bank borrowings	Secured/guaranteed by
(RMB)
6,961	Jointly guaranteed by (i) Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, and (ii) restricted cash of RMB766.
20,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with a net book value of RMB25,720 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB20,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,600 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s property with a net book value of RMB19,381 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

90,000	Jointly guaranteed by Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.

176,961

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
63,000	Guaranteed by restricted cash of RMB100,000.
167,879	Guaranteed by restricted cash of RMB190,000.

230,879

December 31, 2013

Short-term bank borrowings	Secured/guaranteed by
(RMB)
19,085	Guaranteed by restricted cash of RMB2,099.
30,000	Secured by a subsidiary’s computer and network equipment with net book value of RMB46,631 (Note 8).
40,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
84,641	Unsecured borrowings.

173,726

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
19,740	Jointly guaranteed by the company’s computer and network equipment with net book value of RMB47,498 (Note 8).
63,000	Guaranteed by restricted cash of RMB100,000.
180,000	Guaranteed by restricted cash of RMB190,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).

1,162,740

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the Bonds payable, bank and other borrowings (Note 12), in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2014	197,000	32,542
2015	1,065,740	176,048
2016	1,000,000	165,188
2017	—	—
2018	—	—
Thereafter	—	—